DREYFUS PREMIER MUNICIPAL BOND FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance for the Dreyfus Premier Municipal Bond Fund for the six-month period ended October 31, 1997 as shown in the following table:

                                                                                                   Annualized
                                                                    Total Return*             Distribution Rate**
                                                                    ___________                ________________
           Class A Shares.........................                      7.11%                        5.20%
           Class B Shares.........................                      6.84%                        4.94%
           Class C Shares.........................                      6.78%                        4.72%

Economic Review
    With the level of inflation as low as it has been seen since 1964 and unemployment still near a 23-year low, the economy continued its solid growth over the reporting period. Gross Domestic Product (the "GDP") - the dollar total of all goods and services produced in the United States - has grown in excess of 3% for each of the past four quarters, a level and consistency of gain unmatched since 1984. This extraordinary economic performance has been fueled by huge business investment in new plant and equipment as well as a renewed surge in consumer spending over the summer. Consumers play a substantial role in determining the course of the economy since their spending accounts for two thirds of all economic activity. Retail sales rose through the summer and into September, although there was some sign of deceleration as the third quarter progressed.
    The big economic story continued to be the lack of inflation in an economy now in its seventh year of expansion. This remarkable price stability, at a time in the business cycle when inflationary pressures would usually be apparent, has enabled the Federal Reserve Board (the "Fed") to refrain from tightening monetary policy. The Federal Open Market Committee (the "FOMC"), the policy-making arm of the Fed, has raised interest rates just once in over two years, a period roughly coinciding with the surge of growth in the economy. The last increase in short-term interest rates came on March 25, 1997, when the FOMC increased the Federal Funds rate by a modest one-quarter of a percentage point to 5.50%. (The Federal Funds rate is the rate of interest that banks charge one another for overnight loans.)
    Of course, the recent financial market turbulence arising from currency devaluations in some of the economically weaker Southeast Asian countries has added a cautionary note to any Fed monetary actions that might further roil investment markets. The Southeast Asian economies have been cooling or in outright recession for some time and represent a large share of the global economy and the U.S. import/export market. The recent crisis has boosted the value of the U.S. dollar and could further dampen the demand for U.S. exports to this region. This bodes well for continued low inflation in the U.S. and weakens the argument that we are on the brink of price acceleration.
    In fact, inflation remains in check. The Implicit Price Deflator, an indicator of inflation that measures the prices of all goods and services in the U.S., has risen at an annual rate of less than 2% for the past two quarters. This favorable trend in prices has been mirrored by both the Consumer Price Index (a measure of the average change in the prices paid by urban consumers for a fixed market basket of goods and services) and the Producer Price Index (a measure of the average change in the prices of all commodities, at all stages of processing, produced for sale in primary markets in the United States). The Labor Department's Employment Cost Index, a broad measure of changes in wages and benefits, has indicated relatively modest increases in labor costs. Still, the labor market remains tight, with the unemployment rate at a low level unmatched in 23 years.
    Whether the economy will slow without further monetary restraint by the Fed remains an open question. Industrial production has been strong and operating rates, an indicator of possible future price pressures, have edged to their highest level in two years. Of paramount concern to Fed Chairman Alan Greenspan is the possibility of continuing economic growth so strong that the unemployment rate is driven even lower, and a subsequent corresponding upsurge in wage rates reignites inflation. The performance of the economy over the coming months appears crucial in determining whether the Fed will actively restrain the economy. We remain alert to changes in economic trends that would increase the risk of rising inflation and, consequently, the prospect of higher interest rates.
Market Environment
    Renewed concerns regarding Asia and Latin America have resulted in an international flight to quality and projections of the U.S. economy slowing down due to diminished exports. In U.S. fixed income securities, these consequences have raised prices, an appreciation from already high price levels, and further lowered yield levels. The timing comes on the heels of many strong recent economic indicators, especially on employment and housing, that show signs of potential inflation that could push market prices lower.
    These strong opposing forces have generated a potential dilemma for bond market participants. With only potential evidence of weakness in the economy, the 30-year Treasury bond's yield has been pushed to the 6.10% level. Participants must now decide if they should position themselves for a run below 6%. More importantly, the question arises whether a new level of interest rates is sustainable from global currency devaluation and foreign economic weakness alone. Anticipated information on U.S. wage pressures and retail sales should provide needed conviction to many participants' sentiments.
The Portfolio
    While global forces have recently gripped the fundamental market direction, new issuance has also reemerged as the dominant technical market force in the municipal arena. Lower yield levels have encouraged many municipal authorities to issue new debt or refinance older, higher cost debt.
 Despite the increase in supply, most issues are absorbed with relative ease. In the Fund, many existing holdings have become premium bonds (evaluated above par) due to appreciation. Our investment approach has concentrated on longer intermediate (15-18 years) paper or other bonds that are expected to perform in a similar manner. We continue to focus on shortening maturities and lengthening call features to influence bond selection. Additionally, we have added some income oriented securities. If rates stabilize in the current ranges, we feel that higher income paper should perform well and be defensive against discount alternatives.
                              Very truly yours,

                          [Richard J. Moynihan signature logo]

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
                              The Dreyfus Corporation
November 18, 1997
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the contingent deferred sales charge imposed on redemptions in the case of Class B shares and Class C shares.
** Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the maximum offering price at the end of the period in the case of Class A shares, or the net asset value per share in the case of Class B shares and Class C shares. Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS                                                                         OCTOBER 31, 1997 (UNAUDITED)

                                                                                                     Principal
Long-Term Municipal Investments-99.4%                                                                 Amount            Value
                                                                                                       _______        _______
Alabama-.5%
Mobile Industrial Development Board, SWDR, Refunding
  (Mobile Energy Services Co. Project) 6.95%, 1/1/2020......................                    $    2,500,000 $    2,744,400
Arizona-1.8%
Maricopa County Pollution Control Corporation, PCR, Refunding
  (Public Service Co.-New Mexico Project) 6.30%, 12/1/2026..................                         5,000,000      5,273,150
Pima County Industrial Development Authority, Industrial Revenue
  (Tucson Electric Power Company) 6.10%, 9/1/2025...........................                         5,000,000      5,059,300
California-3.3%
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue:
  6%, 1/1/2034..............................................................                         5,000,000      5,177,650
  5%, 1/1/2035..............................................................                         8,000,000      7,298,560
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue
  (Senior Lien) 5%, 1/1/2033................................................                         6,500,000      6,005,740
Colorado-9.2%
Arapahoe County Capital Improvement Trust Fund, Highway Revenue (E-470
Project):
  Zero Coupon, 8/31/2005....................................................                         2,530,000      1,780,589
  Zero Coupon, 8/31/2007 (Prerefunded 8/31/2005) (a)........................                         4,000,000      2,512,240
  7%, 8/31/2026 (Prerefunded 8/31/2005) (a).................................                        11,000,000     13,042,700
Dawson Ridge, Metropolitan District Number 1, Refunding:
  Zero Coupon, 10/1/2017....................................................                         9,930,000      3,409,466
  Zero Coupon, 10/1/2022....................................................                         47,535,000    12,479,839
Denver City and County, Airport Revenue:
  7.50%, 11/15/2023 (Prerefunded 11/15/2004) (a)............................                         2,060,000      2,462,833
  7.50%, 11/15/2023.........................................................                         9,715,000     11,153,111
  7%, 11/15/2025 (Prerefunded 11/15/2001) (a)...............................                           820,000        903,345
  7%, 11/15/2025............................................................                         3,405,000      3,670,522
Connecticut-1.2%
Connecticut Development Authority, First Mortgage Gross Revenue
  (Elim Park Baptist Home, Inc. Project) 9%, 12/1/2020......................                         3,000,000      3,220,980
Mashantucket Western Pequot Tribe, Special Revenue 5.75%, 9/1/2018..........                         3,700,000      3,756,832
Delaware-.7%
Delaware Housing Authority, MFMR 7%, 5/1/2025...............................                         3,725,000      3,925,628
Florida-3.9%
Lee County Industrial Development Authority, Health Care Facilities Revenue
  (Cypress Cove Health Park):
    5.625%, 10/1/2002.......................................................                         2,000,000      2,003,720
    5.875%, 10/1/2004.......................................................                         2,000,000      2,008,340
    6.25%, 10/1/2017........................................................                         3,000,000      3,050,250
    6.375%, 10/1/2025.......................................................                         4,500,000      4,598,460

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             OCTOBER 31, 1997 (UNAUDITED)

                                                                                                     Principal
Long-Term Municipal Investments (continued)                                                           Amount            Value
                                                                                                       _______        _______
Florida (continued)
Palm Beach County, Solid Waste IDR:
  (Okeelanta Power LP Project) 6.85%, 2/15/2021 (b).........................                    $    6,750,000    $ 3,408,750
  (Osceola Power LP) 6.95%, 1/1/2022 (b)....................................                         7,500,000      3,750,000
Santa Rosa Bay Bridge Authority, Revenue 6.25%, 7/1/2028....................                         3,000,000      3,144,900
Illinois-8.5%
Carol Stream, First Mortgage Revenue, Refunding
  (Windsor Park Manor Project) 6.50%, 12/1/2007.............................                         2,000,000      2,045,700
Chicago O'Hare International Airport, Special Facility Revenue
  (American Airlines, Inc. Project) 7.875%, 11/1/2025.......................                         6,000,000      6,592,680
Illinois Development Finance Authority, Revenue
  (Community Rehabilitation Providers Facility):
    8.75%, 3/1/2010 (Prerefunded 3/1/1999) (a)..............................                         6,128,000      6,613,705
    8.75%, 3/1/2010.........................................................                           422,000        449,261
    8.50%, 9/1/2010 (Prerefunded 9/1/2000) (a)..............................                         2,985,000      3,376,423
    8.50%, 9/1/2010.........................................................                         1,550,000      1,659,461
    8.25%, 8/1/2012.........................................................                         3,935,000      4,188,689
Illinois Health Facilities Authority, Revenue (Beverly Farm Foundation)
  9.125%, 12/15/2015 (Prerefunded 12/15/2000) (a)...........................                         2,000,000      2,336,080
Robbins, RRR (Robbins Resource Recovery Partners) 8.375%, 10/15/2016........                        19,500,000     20,534,865
Indiana-7.0%
East Chicago, PCR, Refunding:
  (Inland Steel Co., Project Number 10) 6.80%, 6/1/2013.....................                         7,000,000      7,538,860
  (Inland Steel Co., Project Number 11) 7.125%, 6/1/2007....................                         3,000,000      3,385,410
Indiana Development Finance Authority:
  Environmental Improvement Revenue, Refunding (USX Corp. Project):
    6.15%, 7/15/2022........................................................                         4,000,000      4,182,240
    6.25%, 7/15/2030........................................................                         2,500,000      2,635,775
  Exempt Facilities Revenue, Refunding (Inland Steel) 5.75%, 10/1/2011......                         8,500,000      8,604,380
  PCR, Refunding (Inland Steel Co., Project Number 12) 6.85%, 12/1/2012.....                         4,000,000      4,360,480
Indianapolis Airport Authority, Special Facilities Revenue
  (Federal Express Corp. Project) 7.10%, 1/15/2017..........................                         7,500,000      8,422,650
Kentucky-2.2%
Kentucky Economic Development Finance Authority,
  Hospital System Improvement Revenue, Refunding
  (Appalachian Regional Health Center) 5.85%, 10/1/2017 (c).................                         6,000,000      6,010,140
Perry County, SWDR (TJ International Project):
  7%, 6/1/2024..............................................................                         3,500,000      3,806,075
  6.55%, 4/15/2027..........................................................                         2,500,000      2,688,875
Louisiana-2.4%
Louisiana Housing Finance Agency, MFHR, Refunding
  (LaBelle Projects) 9.75%, 10/1/2020.......................................                         4,200,000      4,324,194

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             OCTOBER 31, 1997 (UNAUDITED)

                                                                                                     Principal
Long-Term Municipal Investments (continued)                                                           Amount            Value
                                                                                                       _______        _______
Louisiana (continued)
Louisiana Public Facilities Authority, Student Loan Revenue
  7%, 9/1/2006..............................................................                    $    1,900,000    $ 2,031,841
Parish of West Feliciana, PCR (Gulf States Utilities-III) 7.70%, 12/1/2014..                         6,500,000      7,303,855
Maryland-.6%
Maryland Energy Financing Administration, SWDR
  (Wheelabrator Water Projects) 6.45%, 12/1/2016............................                         3,000,000      3,278,760
Massachusetts-.5%
Massachusetts Industrial Finance Agency, Water Treatment Revenue
  (American Hingham) 6.95%, 12/1/2035.......................................                         2,640,000      2,876,650
Michigan-1.3%
Wayne Charter County, Special Airport Facilities Revenue, Refunding
  (Northwest Airlines, Inc.) 6.75%, 12/1/2015...............................                         5,000,000      5,466,250
Wayne County Building Authority 8%, 3/1/2017 (Prerefunded 3/1/2002) (a).....                         1,500,000      1,741,140
Nevada-2.6%
Clark County, IDR (Southwest Gas Corp.) 7.50%, 9/1/2032.....................                        13,000,000     14,512,290
New Jersey-6.2%
Camden County Pollution Control Financing Authority, Solid Waste RRR
  7.50%, 12/1/2010..........................................................                         2,000,000      2,035,340
New Jersey Economic Development Authority, First Mortgage Gross Revenue
  (The Evergreens) 9.25%, 10/1/2022 (Prerefunded 10/1/2002) (a).............                         15,000,000    18,568,800
New Jersey Sports and Exposition Authority, Revenue, Refunding
  (Monmouth Park) 8%, 1/1/2025..............................................                         4,000,000      4,508,320
Union County Utilities Authority, Solid Waste Revenue 7.20%, 6/15/2014......                         9,500,000      9,723,250
New Mexico-1.5%
Farmington, PCR:
  Refunding (Public Service Co.-San Juan Project) 6.375%, 4/1/2022..........                         5,000,000      5,323,350
  (Tucson Electric Power Company of San Juan) 6.95%, 10/1/2020..............                         3,000,000      3,329,760
New York-9.2%
New York City:
  7.10%, 2/1/2009 (Prerefunded 2/1/2002) (a)................................                         4,355,000      4,884,481
  7.10%, 2/1/2009...........................................................                           645,000        708,223
  7%, 2/1/2020..............................................................                        10,000,000     10,942,200
  6.625%, 2/15/2025.........................................................                         7,000,000      7,753,970
New York State Energy Research and Development Authority,
  Electric Facilities Revenue (Long Island Lighting Co.):
    7.15%, 9/1/2019.........................................................                         3,650,000      3,969,667
    7.15%, 6/1/2020.........................................................                         4,000,000      4,350,320
    7.15%, 12/1/2020........................................................                         5,000,000      5,437,900
    7.15%, 2/1/2022.........................................................                         7,500,000      8,156,850
New York State Housing Finance Agency, Service Contract Obligation Revenue
  7.30%, 3/15/2021 (Prerefunded 9/15/2001) (a)..............................                         5,000,000      5,636,300

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             OCTOBER 31, 1997 (UNAUDITED)

                                                                                                     Principal
Long-Term Municipal Investments (continued)                                                           Amount            Value
                                                                                                       _______        _______
North Carolina-2.7%
North Carolina Eastern Municipal Power Agency, Power System Revenue, Refunding:
  7%, 1/1/2013..............................................................                    $    3,500,000    $ 3,969,000
  6%, 1/1/2014..............................................................                         6,750,000      6,991,515
  5%, 1/1/2021..............................................................                         4,625,000      4,227,759
Ohio-1.5%
Ohio Water Development Authority, Pollution Control Facilites Revenue,
Refunding
  (Cleveland Electric) 6.10%, 8/1/2020......................................                         8,500,000      8,688,700
Oklahoma-1.3%
Holdenville Industrial Authority, Correctional Facility Revenue:
  6.60%, 7/1/2010...........................................................                         2,045,000      2,203,958
  6.70%, 7/1/2015...........................................................                         4,625,000      4,990,375
Pennsylvania-6.5%
Beaver County Industrial Development Authority, PCR, Refunding 7.75%, 7/15/2025                      6,000,000      6,882,180
Blair County Hospital Authority, Revenue (Altoona Hospital)
  7.49%, 7/1/2013 (Insured; AMBAC) (d)......................................                         5,000,000      5,705,150
Delaware County Industrial Development Authority, Revenue, Refunding
  (Resource Recovery Facility) 6.20%, 7/1/2019..............................                         5,000,000      5,329,900
Lancaster County Hospital Authority, Revenue (Health Center-United Church
  Homes Project) 9.125%, 10/1/2014 (Prerefunded 10/1/1999) (a)..............                         1,465,000      1,625,549
Lehigh County General Purpose Authority, Revenue (Wiley House):
  8.75%, 11/1/2014..........................................................                         2,000,000      2,094,180
  9.50%, 11/1/2016..........................................................                         3,000,000      3,287,940
Montgomery County Higher Education and Health Authority, First Mortgage
Revenue
  (AHF/Montgomery, Inc. Project) 10.50%, 9/1/2020...........................                         3,445,000      3,748,849
Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue
  (Philadelphia Funding Program) 6.80%, 6/15/2022 (Prerefunded 6/15/2002) (a)                        2,000,000      2,212,300
Philadelphia, Water and Sewer Revenue 7.35%, 9/1/2004.......................                         4,920,000      5,686,192
Rhode Island-.6%
Providence, Special Obligation Tax Increment 6.65%, 6/1/2016................                         3,000,000      3,211,650
Tennessee-1.1%
Shelby County Health Educational and Housing Facilities,
  Multi-Family Housing Board Revenue (Cameron Kirby):
    5.90%, 7/1/2018.........................................................                         3,000,000      3,027,420
    7.25%, 7/1/2023.........................................................                         3,100,000      3,123,808
Texas-13.5%
Alliance Airport Authority, Special Facilities Revenue:
  (American Airlines, Inc. Project) 7%, 12/1/2011...........................                         10,700,000    12,500,168
  (Federal Express Corp. Project) 6.375%, 4/1/2021..........................                         5,000,000      5,326,800

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                            OCTOBER 31, 1997 (UNAUDITED)

                                                                                                     Principal
Long-Term Municipal Investments (continued)                                                           Amount            Value
                                                                                                       _______        _______
Texas (continued)
Dallas-Fort Worth International Airport Facility, Improvement Revenue:
  (American Airlines, Inc.) 7.50%, 11/1/2025................................                    $    8,000,000    $ 8,707,520
  (Delta Airlines, Inc.) 7.125%, 11/1/2026..................................                         4,200,000      4,504,248
Gulf Coast Waste Disposal Authority, Revenue
  (Champion International Corp.) 7.45%, 5/1/2026............................                         7,000,000      7,732,900
Houston Airport System, Special Facilities Improvement Revenue
  (Continental Airline Terminal):
    6.125%, 7/15/2017 (Guaranteed; Continental Airline Inc.)................                         8,375,000      8,661,928
    6.125%, 7/15/2027 (Guaranteed; Continental Airline Inc.)................                         6,800,000      7,017,600
Lower Colorado River Authority, PCR (Samsung Austin Semiconductor)
  6.375%, 4/1/2027 (Guaranteed; Samsung Electronics Co. LTD.)...............                         5,000,000      5,319,000
Rio Grande City Consolidated Independent School District, Public Facilities
Corp. LR
  6.75%, 7/15/2010..........................................................                         6,000,000      6,453,900
Texas Public Property Finance Corp., Revenue (Mental Health and Retardation
Center)
  8.20%, 10/1/2012 (Prerefunded 10/1/2002) (a)..............................                         8,005,000      9,400,191
Utah-3.0%
Carbon County, SWDR, Refunding:
  (East Carbon Development Corp.) 9%, 7/1/2012..............................                         4,000,000      4,261,760
  (Laidlaw Inc./ECDC Project) 7.50%, 2/1/2010...............................                         3,300,000      3,786,387
  (Sunnyside Cogeneration) 9.25%, 7/1/2018 (b)..............................                        15,000,000      9,000,000
West Virginia-1.4%
Upshur County, SWDR (TJ International Project) 7%, 7/15/2025................                         7,000,000      7,676,410
U.S. Related-5.2%
Puerto Rico Commonwealth:
  Public Improvement 6.50%, 7/1/2014 (Insured; MBIA)........................                         5,000,000      5,831,600
  Refunding:
    6.25%, 7/1/2013 (Insured; MBIA).........................................                         3,000,000      3,416,100
    6%, 7/1/2014............................................................                           400,000        422,056
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Revenue, Refunding
  6.25%, 7/1/2013...........................................................                         9,000,000     10,075,500
Puerto Rico Commonwealth Highway and Transportation Authority, Highway
Revenue
  5%, 7/1/2036..............................................................                         5,000,000      4,722,750
Puerto Rico Electric Power Authority, Power Revenue 6.25%, 7/1/2017.........                           520,000        554,252
Puerto Rico Telephone Authority, Revenue, Refunding
  7.544%, 1/25/2007 (Insured; MBIA) (d).....................................                         3,950,000      4,280,813
                                                                                                                _____________
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
  (cost $522,292,519).......................................................                                     $558,795,073
                                                                                                                =============

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                             OCTOBER 31, 1997 (UNAUDITED)

                                                                                                     Principal
Short-Term Municipal Investments-.6%                                                                  Amount            Value
                                                                                                       _______        _______
Florida-.4%
Jacksonville, PCR, Refunding, VRDN
  (Florida Power and Light Company Project) 3.65% (e).......................                    $    2,300,000  $   2,300,000
U.S. Related-.2%
Puerto Rico Commonwealth Government Development Bank, Refunding, VRDN
  3.35% (LOC; Credit Suisse) (e,f)..........................................                         1,000,000      1,000,000
                                                                                                                _____________
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS
  (cost $3,300,000).........................................................                                   $    3,300,000
                                                                                                                =============
TOTAL INVESTMENTS-100.0%
  (cost $525,592,519).......................................................                                   $  562,095,073
                                                                                                                =============

Summary of Abbreviations
AMBAC         American Municipal Bond Assurance Corporation      MFHR        Multi-Family Housing Revenue
IDR           Industrial Development Revenue                     MFMR        Multi-Family Mortgage Revenue
LOC           Letter of Credit                                   PCR         Pollution Control Revenue
LR            Lease Revenue                                      RRR         Resources Recovery Revenue
MBIA          Municipal Bond Investors Assurance                 SWDR        Solid Waste Disposal Revenue
              Insurance Corporation                              VRDN        Variable Rate Demand Notes

Summary of Combined Ratings
Fitch (g)              or          Moody's             or         Standard & Poor's          Percentage of Value
_______                            ________                       __________________         ___________________
AAA                                Aaa                            AAA                                8.7%
A                                  A                              A                                 13.0
BBB                                Baa                            BBB                               34.6
BB                                 Ba                             BB                                16.9
B                                  B                              B                                  1.4
F-1+ & F-1                         MIG1, VMIG1 & P1               SP1 & A1                            .6
Not Rated (h)                      Not Rated (h)                  Not Rated (h)                     24.8
                                                                                                   _____
                                                                                                   100.0%
                                                                                                   =====

Notes to Statement of Investments:
    (a) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
    (b)   Non-income producing security; interest
          payment in default.
    (c)   Purchased on a delayed-delivery basis.
    (d) Inverse floater security-the interest rate is subject to change periodically.
    (e) Security payable on demand. The interest rate,which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (f)   Secured by letters of credit.
    (g) Fitch currently provides creditworthiness information for a limited number of investments.
    (h) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES                                                              OCTOBER 31, 1997 (UNAUDITED)
                                                                                                          Cost          Value
                                                                                                         _____          _____
ASSETS:                          Investments in securities-See Statement of Investments           $525,592,519   $562,095,073
                                 Interest receivable........................                                        9,669,040
                                 Receivable for investment securities sold..                                        9,493,180
                                 Receivable for shares of Beneficial Interest subscribed                              168,474
                                 Prepaid expenses...........................                                           13,231
                                                                                                                 ____________
                                                                                                                   581,438,998
                                                                                                                 ____________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                       282,625
                                 Due to Distributor.........................                                         170,860
                                 Payable for investment securities purchased                                        6,026,490
                                 Payable for shares of Beneficial Interest redeemed                                   476,727
                                 Accrued expenses and other liabilities.....                                          256,507
                                                                                                                 ____________
                                                                                                                    7,213,209
                                                                                                                 ____________
NET ASSETS..................................................................                                     $574,225,789
                                                                                                                 ============
REPRESENTED BY:                  Paid-in capital............................                                     $534,127,344
                                 Accumulated undistributed investment income-net                                      247,776
                                 Accumulated net realized gain (loss) on investments                                3,348,115
                                 Accumulated net unrealized appreciation (depreciation)
                                 on investments-Note 4.....................                                       36,502,554
                                                                                                                 ____________
NET ASSETS..................................................................                                     $574,225,789
                                                                                                                 ============

                                                                                             NET ASSET VALUE PER SHARE
                                                                                             _________________________
                                                                                      Class A          Class B        Class C
                                                                                      _______          _______        _______
Net Assets..................................................                     $455,563,069     $116,514,582     $2,148,138
Shares Outstanding..........................................                       30,992,831        7,924,850        145,960
NET ASSET VALUE PER SHARE...................................                           $14.70           $14.70         $14.72
                                                                                       ======           ======         ======
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS                                                         SIX MONTHS ENDED OCTOBER 31, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income............................                                      $18,809,555
EXPENSES:                        Management fee-Note 3(a)...................                      $  1,581,594
                                 Shareholder servicing costs-Note 3(c)......                           918,953
                                 Distribution fees-Note 3(b)................                           291,874
                                 Registration fees..........................                            37,583
                                 Professional fees..........................                            30,700
                                 Custodian fees.............................                            27,363
                                 Prospectus and shareholders' reports.......                            19,075
                                 Trustees' fees and expenses-Note 3(d)......                            16,852
                                 Loan commitment fees-Note 2................                             3,658
                                 Miscellaneous..............................                            14,087
                                                                                                  ____________
                                       Total Expenses.......................                                        2,941,739
                                                                                                                  ___________
INVESTMENT INCOME-NET.......................................................                                       15,867,816
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 4:
                                 Net realized gain (loss) on investments....                      $  5,079,854
                                 Net unrealized appreciation (depreciation) on investments          18,100,765
                                                                                                  ____________
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                       23,180,619
                                                                                                                 ____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                      $39,048,435
                                                                                                                 ============
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months Ended
                                                                                              October 31, 1997   Year Ended
                                                                                                (Unaudited)    April 30, 1997
                                                                                              ________________ ______________
OPERATIONS:
  Investment income-net....................................................                      $  15,867,816  $  33,213,769
  Net realized gain (loss) on investments..................................                          5,079,854      3,461,461
  Net unrealized appreciation (depreciation) on investments................                         18,100,765      7,755,927
                                                                                              ________________ ______________
      Net Increase (Decrease) in Net Assets Resulting from Operations......                         39,048,435     44,431,157
                                                                                              ________________ ______________
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net:
    Class A shares.........................................................                        (12,716,068)   (27,382,313)
    Class B shares.........................................................                         (2,865,658)    (5,784,609)
    Class C shares.........................................................                            (38,314)       (46,847)
  Net realized gain on investments:
    Class A shares.........................................................                               ----       (246,714)
    Class B shares.........................................................                               ----        (57,569)
    Class C shares.........................................................                               ----           (447)
                                                                                              ________________ ______________
      Total Dividends......................................................                        (15,620,040)   (33,518,499)
                                                                                              ________________ ______________
BENEFICIAL INTEREST TRANSACTIONS:
  Net proceeds from shares sold:
    Class A shares.........................................................                         50,976,858     97,168,956
    Class B shares.........................................................                          9,182,652     13,717,368
    Class C shares.........................................................                          1,017,480      1,639,929
  Dividends reinvested:
    Class A shares.........................................................                          7,078,897     15,604,972
    Class B shares.........................................................                          1,570,309      3,291,903
    Class C shares.........................................................                             15,431         30,755
  Cost of shares redeemed:
    Class A shares.........................................................                        (78,567,567)  (138,425,542)
    Class B shares.........................................................                         (8,338,020)   (16,411,365)
    Class C shares.........................................................                               (440)      (983,046)
                                                                                              ________________ ______________
      Increase (Decrease) in Net Assets from Beneficial Interest Transactions                      (17,064,400)   (24,366,070)
                                                                                              ________________ ______________
        Total Increase (Decrease) in Net Assets............................                          6,363,995    (13,453,412)
NET ASSETS:
  Beginning of Period......................................................                        567,861,794    581,315,206
                                                                                              ________________ ______________
  End of Period............................................................                       $574,225,789   $567,861,794
                                                                                              ================ ==============
Undistributed investment income-net........................................                  $         247,776           ----
                                                                                              ________________ ______________
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                            Shares

                                                                                            ___________________________________

                                                                                              Six Months Ended
                                                                                              October 31, 1997   Year Ended
                                                                                                 (Unaudited)   April 30, 1997
                                                                                              ________________ ______________
CAPITAL SHARE TRANSACTIONS:
    Class A
    _______
    Shares sold............................................................                          3,521,381      6,879,873
    Shares issued for dividends reinvested.................................                            487,669      1,104,332
    Shares redeemed........................................................                         (5,431,715)    (9,791,371)
                                                                                                    __________     __________
                                       Net Increase (Decrease) in Shares Outstanding                (1,422,665)    (1,807,166)
                                                                                                    ==========     ==========
    Class B
    ________
    Shares sold............................................................                            634,645        971,997
    Shares issued for dividends reinvested.................................                            108,139        232,925
    Shares redeemed........................................................                           (576,865)    (1,164,445)
                                                                                                    __________     __________
                                       Net Increase (Decrease) in Shares Outstanding                   165,919         40,477
                                                                                                    ==========     ==========
    Class C
    _______
    Shares sold............................................................                             70,631        117,036
    Shares issued for dividends reinvested.................................                              1,062          2,175
    Shares redeemed........................................................                                (30)       (69,481)
                                                                                                    __________     __________
                                       Net Increase (Decrease) in Shares Outstanding                    71,663         49,730
                                                                                                    ==========     ==========
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                        Class A Shares
                                                           __________________________________________________________________
                                                               Six Months Ended
                                                               October 31, 1997             Year Ended April 30,
                                                                               _____________________________________________
PER SHARE DATA:                                                 (Unaudited)         1997     1996     1995     1994     1993
                                                                 __________         _____    _____    _____    _____    _____
    Net asset value, beginning of period..                         $14.11          $13.85   $13.86   $13.81   $14.45   $13.75
                                                                    _____           _____    _____    _____    _____    _____
    Investment Operations:
    Investment income-net.................                            .41             .82      .86      .84      .89      .92
    Net realized and unrealized gain (loss)
      on investments......................                            .58             .27     (.01)     .05     (.59)     .91
                                                                    _____           _____    _____    _____    _____    _____
    Total from Investment Operations......                            .99            1.09      .85      .89      .30     1.83
                                                                    _____           _____    _____    _____    _____    _____
    Distributions:
    Dividends from investment income-net..                           (.40)           (.82)    (.86)    (.84)    (.89)    (.92)
    Dividends from net realized gain on investments                     -            (.01)       -        -     (.05)    (.21)
                                                                    _____           _____    _____    _____    _____    _____
    Total Distributions...................                           (.40)           (.83)    (.86)    (.84)    (.94)   (1.13)
                                                                    _____           _____    _____    _____    _____    _____
    Net asset value, end of period........                         $14.70          $14.11   $13.85   $13.86   $13.81   $14.45
                                                                    =====           =====    =====    =====    =====    =====
TOTAL INVESTMENT RETURN (1)...............                          14.10%(2)        8.03%    6.08%    6.72%    1.84%   13.76%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                           .92%(2)         .91%     .92%     .92%     .85%     .74%
    Ratio of net investment income to average
      net assets..........................                           5.62%(2)        5.84%    5.98%    6.16%    6.01%    6.43%
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..                              -               -        -        -      .06%     .20%
    Portfolio Turnover Rate...............                          14.15%(3)       28.17%   36.59%   38.60%   22.15%   30.99%
    Net Assets, end of period (000's Omitted)                    $455,563        $457,327 $474,044 $495,616 $546,036 $526,606
(1)    Exclusive of sales load.
(2)    Annualized.
(3)    Not annualized.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                        Class B Shares
                                                           __________________________________________________________________
                                                               Six Months Ended
                                                               October 31, 1997             Year Ended April 30,
                                                                               _____________________________________________
PER SHARE DATA:                                                 (Unaudited)         1997     1996     1995     1994     1993(1)
                                                                 __________         _____    _____    _____    _____    _____
    Net asset value, beginning of period..                         $14.11          $13.85   $13.86   $13.81   $14.45   $14.02
                                                                    _____           _____    _____    _____    _____    _____
    Investment Operations:
    Investment income-net.................                            .37             .75      .78      .77      .80      .24
    Net realized and unrealized gain (loss)
      on investments......................                            .59             .27     (.01)     .05     (.59)     .43
                                                                    _____           _____    _____    _____    _____    _____
    Total from Investment Operations......                            .96            1.02      .77      .82      .21      .67
                                                                    _____           _____    _____    _____    _____    _____
    Distributions:
    Dividends from investment income-net..                           (.37)           (.75)    (.78)    (.77)    (.80)    (.24)
    Dividends from net realized gain on investments                     -            (.01)       -        -     (.05)       -
                                                                    _____           _____    _____    _____    _____    _____
    Total Distributions...................                           (.37)           (.76)    (.78)    (.77)    (.85)    (.24)
                                                                    _____           _____    _____    _____    _____    _____
    Net asset value, end of period........                         $14.70          $14.11   $13.85   $13.86   $13.81   $14.45
                                                                    =====           =====    =====    =====    =====    =====
TOTAL INVESTMENT RETURN(2)................                          13.57%(3)        7.49%    5.53%    6.15%    1.26%   16.80%(3)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                          1.43%(3)        1.43%    1.43%    1.44%    1.40%    1.15%(3)
    Ratio of net investment income to average
      net assets..........................                           5.10%(3)        5.33%    5.46%    5.62%    5.33%    5.13%(3)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..                              -               -        -        -      .05%     .10%(3)
    Portfolio Turnover Rate...............                          14.15%(4)       28.17%   36.59%   38.60%   22.15%   30.99%
    Net Assets, end of period (000's Omitted)                    $116,515        $109,485 $106,931  $99,411  $95,643  $19,855
(1)    From January 15, 1993 (commencement of initial offering) to April 30, 1993.
(2)    Exclusive of sales load.
(3)    Annualized.
(4)    Not annualized.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                        Class C Shares
                                                                         _____________________________________________
                                                                          Six Months Ended
                                                                          October 31, 1997        Year Ended April 30,
                                                                                                 _____________________
PER SHARE DATA:                                                             (Unaudited)            1997          1996(1)
                                                                             _________            _____         _____
    Net asset value, beginning of period.......................              $14.12              $13.87        $14.28
                                                                              _____              _____          _____
    Investment Operations:
    Investment income-net......................................                 .35                .72            .60
    Net realized and unrealized gain (loss)
      on investments...........................................                 .60                .26           (.41)
                                                                              _____              _____          _____
    Total from Investment Operations...........................                 .95                .98            .19
                                                                              _____              _____          _____
    Distributions:
    Dividends from investment income-net.......................                (.35)              (.72)          (.60)
    Dividends from net realized gain on investments............                  -                (.01)             -
                                                                              _____              _____          _____
    Total Distributions........................................                (.35)              (.73)          (.60)
                                                                              _____              _____          _____
    Net asset value, end of period.............................              $14.72             $14.12         $13.87
                                                                              =====              =====          =====
TOTAL INVESTMENT RETURN(2).....................................               13.45%(3)           7.16%         1.56%(3)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets....................                1.66%(3)           1.64%         1.77%(3)
    Ratio of net investment income to average
      net assets...............................................                 4.82%(3)           5.01%         4.84%(3)
    Portfolio Turnover Rate....................................                14.15%(4)          28.17%        36.59%
    Net Assets, end of period (000's Omitted)..................               $2,148             $1,049          $340
(1)    From July 13, 1995 (commencement of initial offering) to April 30, 1996.
(2)    Exclusive of sales load.
(3)    Annualized.
(4)    Not annualized.
SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-Significant Accounting Policies:
    Dreyfus Premier Municipal Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue an unlimited number of $.001 par value shares in each of the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase (five years for shareholders beneficially owning Class B shares on November 30, 1996) and Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (a) Portfolio valuation: Investments in securities (excluding options and financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
Options and financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

DREYFUS PREMIER MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $1,777,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 1997. If not applied, the carryover expires in fiscal 2003.
NOTE 2-Bank Line of Credit:
    The Fund participates with other Dreyfus-managed Funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the period ended October 31, 1997, the Fund did not borrow under the Facility.
NOTE 3-Management Fee and Other Transactions With Affiliates:
    (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55 of 1% of the value of the Fund's average daily net assets and is payable monthly.
    Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $1,607 during the period ended October 31, 1997 from commissions earned on sales of the Fund's shares.
    (b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an annual rate of .50 of 1% of the value of the average daily net assets of Class B shares and .75 of 1% of the value of the average daily net assets of Class C shares. During the period ended October 31, 1997, the Fund was charged $285,812 and $6,062 for Class B and Class C shares, respectively, pursuant to the Distribution Plan.
    (c) Under the Shareholder Services Plan, the Fund pays the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services.
The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 1997, the Fund was charged $573,980, $142,906 and $2,021 for Class A, Class B and Class C shares, respectively, pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended October 31, 1997, the Fund was charged $125,433 pursuant to the transfer agency agreement.

DREYFUS PREMIER MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (d) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 4-Securities Transactions:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1997 amounted to $79,549,889 and $99,282,865, respectively.
    At October 31, 1997, accumulated net unrealized appreciation on investments was $36,502,554, consisting of $49,531,402 gross unrealized appreciation and $13,028,848 gross unrealized depreciation.
    At October 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).



Registration Mark
[Dreyfus lion "d" logo]
DREYFUS PREMIER MUNICIPAL
BOND FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.                           022SA9710
Registration Mark
[Dreyfus logo]
Semi-Annual Report
Dreyfus Premier
Municipal
Bond Fund
October 31, 1997
Registration Mark